SHORT TERM LOANS-UNRELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF THIRD PARTY LOANS

As of December 31, 2025 and 2024, short term loans from third parties for working capital purposes were as following:

	As of December 31, 2025	As of December 31, 2024
Third parties loans	7,498,469	2,179,047
Total	$7,498,469	$2,179,047

a) Third party loans

Third party loans as of December 31, 2025 and 2024 consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Ms. Xiuxia Wang	2,827,395	568,548
Mr. Hongshan Liu	64,349	68,500
Fujian Chuanzhiyuan Co, ltd	142,998	136,999
Chris Young	207,294	-
Ma Xin	268,315	-
CISI Investment Limited	2,583,118	-
Ms. Xiuli Wang	1,405,000	-
Ms. Xiaozhen Li	-	1,405,000
Total	$7,498,469	$2,179,047

SCHEDULE OF THIRD PARTY LOANS

Third party loans as of December 31, 2025 and 2024 consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Ms. Xiuxia Wang	2,827,395	568,548
Mr. Hongshan Liu	64,349	68,500
Fujian Chuanzhiyuan Co, ltd	142,998	136,999
Chris Young	207,294	-
Ma Xin	268,315	-
CISI Investment Limited	2,583,118	-
Ms. Xiuli Wang	1,405,000	-
Ms. Xiaozhen Li	-	1,405,000
Total	$7,498,469	$2,179,047

SCHEDULE OF CHANGES IN BORROWINGS

Changes in loans were as follows:

	For the Years ended December 31,
	2025	2024	2023
Beginning balance	$2,179,047	$-	$-
Proceeds from third parties	2,890,047	774,047	-
Repayment of loans to third parties	(1,333,264)	-	-
Addition from debt restructuring	2,834,981	-	-
Deletion from debt restructuring	(2,834,981)	-	-
Settlement from discontinued operations’ receivable	(323,283)
Transfer from discontinued operations	4,052,030	-	-
Loan acquired in the reverse recapitalization	-	1,405,000	-
Exchange difference	33,892	-	-
Ending balance	$7,498,469	$2,179,047	$-